Eaton Vance Hexavest Emerging Markets Equity Fund
EATON VANCE HEXAVEST GLOBAL EQUITY FUND

EATON VANCE HEXAVEST GLOBAL EQUITY FUND

Supplement to Prospectus dated December 1, 2014

The following replaces “Principal Investment Strategies” under “Fund Summaries – Hexavest Global Equity Fund”:

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of issuers located throughout the developed world, including the United States (the “80% Policy”).  A company will be considered to be located in the developed world if it is traded in, has its primary operations in, is domiciled in or derives a majority of its revenue from developed countries as defined by the MSCI World Index.  The MSCI World Index is an unmanaged index of approximately 1,600 companies located in twenty-three countries.  Under normal market conditions, the Fund will invest (i) at least 25% of its net assets in companies located outside the United States, including in emerging market countries and (ii) in issuers located in at least five different countries (including the United States).  A company will be considered to be located outside the United States if it is domiciled in or derives more than 50% of its revenues or profits from non-U.S. countries and may include securities trading in the form of depositary receipts.

The Fund may invest in securities issued by companies with a broad range of market capitalizations, including smaller, less seasoned companies.  The Fund may also invest in other pooled investment vehicles (including exchange traded funds (“ETFs”) and other affiliated and unaffiliated mutual funds to the extent permitted by the Investment Company Act of 1940) to efficiently implement a top-down view or to manage cash flows, and the Fund may lend its securities. The Fund will actively manage its exposure to foreign currencies and may seek to enhance return by increasing or decreasing its exposure to foreign currencies.  The Fund expects to increase or decrease its foreign currency exposure primarily by entering into forward foreign currency exchange contracts. The Fund may also invest in futures contracts to enable changes in macroeconomic strategies to be efficiently and cost-effectively implemented, as well as to manage cash flows. Both forward foreign currency exchange contracts and futures contracts are types of derivative instruments.  The Fund may use derivatives consistent with its 80% Policy.

The Fund is managed using a predominately top-down investment style that incorporates proprietary fundamental research and quantitative models.  The regional, country, currency, sector, and industry allocations of the portfolio are based primarily on the sub-adviser's analysis of the macroeconomic environment, valuations of markets and the sentiment of investors (which often results in a contrarian view and value bias).  Individual stock selection is based on fundamental research, optimization and quantitative screening to achieve desired market exposures and to emphasize stocks identified as having higher return potential.  At the top-down level, sell decisions will be based on a significant deterioration in the macroeconomic environment, valuation and/or sentiment.  At the individual security level, sell decisions are based on a change in strategy at the top-down level or on a significant change in fundamentals or relative valuation of the security.  The portfolio managers seek to manage investment risk by using quantitative tools to assist in portfolio construction and monitoring and maintaining desired market exposures across the Fund's holdings.

April 17, 2015	18318 4.17.15